Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets, Noncurrent [Abstract]
Summary of Other Non-current Assets	Other non-current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
			(Note 2)
Prepayment for property, equipment and software	23,541	30,398	4,658